Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Summary of Disclosure of Information about Key Management Personnel

	2024 € '000s	2023 € '000s	2022 € '000s
Short term employee benefits	14,459	9,208	5,388
Restricted Stock Units ("RSUs") Awards	3,634	3,267	1,487
	18,093	12,475	6,875